ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1.          ORGANIZATION AND PRINCIPAL ACTIVITIES

The Company is currently principally engaged in the business of production and distribution of various types of linen products, such as linen yarn, linen fabric, and blending linen, etc. The Company is also involved in the consultation, research and development related to of linen technology and linen products.

The Company was incorporated under the laws of the Cayman Islands on February 3, 2000 as Aquasol Envirotech, Ltd.  The Company was formed to engage in the business of developing, acquiring and marketing water and waste water technology solutions.  The Company built a pilot facility in Squamish, British Columbia, Canada in 2001 and conducted limited operations to test its Bio Trap system for wastewater treatment and reuse. The pilot facility was closed in 2001 after completion of the test, the Company ceased operations and became a shell company.

The Company entered into a share exchange transaction on July 9, 2008 as detailed below which resulted in a change of control of the Company. This transaction was accounted for as a reverse merger whereby the historical financial statements and operations of the accounting acquirer are included in the financial statements of the Company.

Business Acquisition

On August 5, 2007, the owners of Heilongjiang Lanxi Sunrise Linen Textile Industry Co., Ltd. (“Lanxi Sunrise”) entered into a Share Purchase Agreement (the “Agreement”) with Bright International Group Co., Ltd. (“Bright”). Pursuant to the Agreement, the owners of Lanxi Sunrise agreed to transfer their 95% equity ownership interest to Bright for a cash consideration of $750,000 (RMB 5,700,000). The remaining 5% equity ownership interest was kept by Mr. Ren Gao, CEO of Lanxi Sunrise. On April 8, 2008, the local government approved the transaction as indicated on the Lanxi Sunrise's new business license. Upon completion of the acquisition, Lanxi Sunrise became an enterprise with foreign investment in PRC and a 95% owned subsidiary of Bright.

Acquisition of Lanxi Tianxianfang Linen Co., Ltd.

On November 15, 2010, we, through our indirect 95% owned subsidiary, Lanxi Sunrise, entered into a Share Acquisition Agreement (the “Acquisition Agreement”) with Lanxi Tianxianfang Linen Co., Ltd. (“Lanxi Tianxianfang”, “Target”) and Shufan Wang (“Wang”) and Lijie Fu (“Fu”), the two shareholders of the Target. Pursuant to the Acquisition Agreement, Lanxi Sunrise has purchased all of the equity of the Target for a price of RMB 44,401,485 (approximately $6.7 million) (the “Purchase Price”), which Purchase Price was based on an appraisal report of the Target’s assets, liabilities and net assets as of March 31, 2010 by Heilongjiang Zhongming Guolin Asset Appraisal Co., Ltd.

The Purchase Price was paid in one installment by Lanxi Sunrise to Wang and Fu on November 16, 2010. Wang and Fu deposited RMB 22,750,642 (approximately $3.4 million) into a bank account of the Target for the repayment of the sum of the debts of the Target outstanding on March 31, 2010, which funds will be distributed by the Company in accordance with a payment schedule for such debts. According to the Acquisition Agreement, the acquisition date was November 16, 2010.

On November 24, 2010, the equity transfer was officially completed upon the effectiveness of the change in registration of the equity interest from Wang and Fu to Lanxi Sunrise with the relevant PRC authority.

Reverse Acquisition

On July 9, 2008, the Company entered into a share exchange transaction with Bright in which the Company acquired all the issued and outstanding capital stock of Bright in return for the issuance of 18,963,005 shares of the Company’s common stock. As a result of the reverse merger, the Company effectively issued 1,136,998 shares (post split) of common stock on July 9, 2008. As a result of the transaction, Bright became a wholly owned subsidiary of the Company. The transaction was accounted for as a reverse acquisition from accounting perspective since Bright has become the controlling shareholder of the Company after the share exchange transaction. For accounting purpose, Bright is regarded as the accounting acquirer while the Company before the reverse acquisition is deemed to have been acquired by Bright. As a result, these consolidated financial statements have been prepared as a continuation of the consolidated financial statements of Bright. In anticipation of completion of the Reverse Acquisition, the Company changed its name to China Linen Textile Industry, Ltd.

Share Split

On June 30, 2008, prior to completion of the Share Exchange transaction, the Company completed a 1:2 reverse split of its issued and outstanding common stock, thereby reducing the number of issued and outstanding shares from 2,273,995 to approximately 1,136,998.

The Company conducts all of its business activities through its wholly owned subsidiary, Lanxi Sunrise, which was incorporated in Lanxi County, Heilongjiang Province, the People's Republic of China (the "PRC") on June 11, 2002, as a state-owned holding company under the Company Law of PRC and changed into a privately owned business enterprise in June 2007. Lanxi Sunrise manufacturing facility is located in Lanxi County, Heilongjiang Province.

Bright, incorporated in the Republic of Vanuatu on July 4, 2007, is an investment holding company with 95% equity ownership interest in Lanxi Sunrise.

Effective March 23, 2011 the Company filed an Amended and Restated Memorandum of Association of the Company, which consolidates the share capital of the Company at a ratio of 3.5:1 by increasing the par value of the Company’s share capital from US$0.002 par value each to US$0.007 par value each, thereby reducing the number of authorized shares from US$1,000,000 divided into 500,000,000 ordinary shares of US$0.002 par value each to US$1,000,000 divided into 142,857,142.86 ordinary shares of US$0.007 par value each.